Financial instruments	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial instruments [text block]
17. Financial instruments

Classification of financial instruments
The following table summarizes information relating to Vermilion’s financial instruments:

	As at Dec 31, 2018		As at Dec 31, 2017
($M)	Carrying value	Fair value	Carrying value	Fair value
Fair value through profit or loss
Cash and cash equivalents	26,809	26,809	46,561	46,561
Derivative assets	96,882	96,882	20,540	20,540
Derivative liabilities	(58,543)	(58,543)	(91,253)	(91,253)
Amortized cost
Accounts receivable	260,322	260,322	165,760	165,760
Accounts payable and accrued liabilities	(449,651)	(449,651)	(219,084)	(219,084)
Dividends payable	(35,122)	(35,122)	(26,256)	(26,256)
Long-term debt	(1,796,207)	(1,781,809)	(1,270,330)	(1,274,891)

On January 1, 2018, Vermilion adopted IFRS 9 "Financial instruments". As a result, Vermilion's financial instruments were re-categorized following IFRS 9's new measurement categories. There were no changes in the carry amounts of financial instruments as a result of this re-categorization. Under IAS 39 "Financial instruments: recognition and measurement", Vermilion's financial instruments were classified as follows:
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Cash and cash equivalents and derivative assets were classified as held for trading. Held for trading financial instruments were subsequently measured at fair value on the consolidated balance sheet with gains and losses recognized in net earnings.

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Accounts receivable were classified as loans and receivables while accounts payable and accrued liabilities, dividends payable, lease obligations, and long-term debt were classified as other financial liabilities. Loans and receivables and other financial liabilities were subsequently measured at amortized cost on the consolidated balance sheet.

Fair value measurements are categorized into a fair value hierarchy based on the lowest level input that is significant to the fair value measurement:
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Level 1 inputs are determined by reference to unadjusted quoted prices in active markets for identical assets or liabilities. Inputs used in fair value measurement of cash and cash equivalents and the senior unsecured notes are categorized as Level 1.

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Level 2 inputs are determined based on inputs other than unadjusted quoted prices that are observable, either directly or indirectly. The fair value of Vermilion’s derivative assets and liabilities are determined using pricing models that incorporate future price forecasts (supported by prices from observable market transactions) and credit risk adjustments.

•	Level 3 inputs are not based on observable market data. Vermilion does not have any financial instruments classified as Level 3.

There were no transfers between levels in the hierarchy in the years ended December 31, 2018 and 2017.

The carrying value of accounts receivable, accounts payable and accrued liabilities, and dividends payable are a reasonable approximation of their fair value due to the short maturity of these financial instruments. The carrying value of long-term debt outstanding on the revolving credit facility approximates its fair value due to the use of short-term borrowing instruments at market rates of interest.

Nature and Extent of Risks Associated with Financial Instruments
Vermilion is exposed to financial risks from its financial instruments. These financial risks include: market risk (includes commodity price risk, interest rate risk, and currency risk), credit risk, and liquidity risk.

Commodity price risk
Vermilion is exposed to commodity price risk on its derivative assets and liabilities which are used as part of the Company’s risk management program to mitigate the effects of changes in commodity prices on future cash flows. While transactions of this nature relate to future petroleum and natural gas production, Vermilion does not designate these derivative assets and liabilities as accounting hedges. As such, changes in commodity prices impact the fair value of derivative instruments and the corresponding gains or losses recognized on derivative instruments.

Currency risk
Vermilion is exposed to currency risk on its financial instruments denominated in foreign currencies. These financial instruments include cash and cash equivalents, accounts receivables, accounts payables, lease obligations, long-term debt, derivative assets and derivative liabilities. These financial instruments are primarily denominated in the US dollar and the Euro. Vermilion monitors its exposure to currency risk and reviews whether the use of derivative financial instruments is appropriate to manage potential fluctuations in foreign exchange rates.

Interest rate risk
Vermilion is exposed to interest rate risk on its revolving credit facility, which consists of short-term borrowing instruments that bear interest at market rates. Thus, changes in interest rates could result in an increase or decrease in the amount paid by Vermilion to service this debt.

The following table summarizes the increase (positive values) or decrease (negative values) to net earnings before tax due to a change in the value of Vermilion’s financial instruments as a result of a change in the relevant market risk variable. This analysis does not attempt to reflect any interdependencies between the relevant risk variables.

($M)	Dec 31, 2018	Dec 31, 2017
Currency risk - Euro to Canadian dollar
$0.01 increase in strength of the Canadian dollar against the Euro	(2,205)	(4,607)
$0.01 decrease in strength of the Canadian dollar against the Euro	2,205	4,607

Currency risk - US dollar to Canadian dollar
$0.01 increase in strength of the Canadian dollar against the US $	2,981	2,239
$0.01 decrease in strength of the Canadian dollar against the US $	(2,981)	(2,239)

Commodity price risk - Crude oil
US $5.00/bbl increase in crude oil price used to determine the fair value of derivatives	(18,421)	(21,616)
US $5.00/bbl decrease in crude oil price used to determine the fair value of derivatives	17,351	19,845

Commodity price risk - European natural gas
€ 0.5/GJ increase in European natural gas price used to determine the fair value of derivatives	(36,508)	(32,642)
€ 0.5/GJ decrease in European natural gas price used to determine the fair value of derivatives	33,005	25,321

Credit risk:
Vermilion is exposed to credit risk on accounts receivable and derivative assets in the event that customers, joint operation partners, or counterparties fail to discharge their contractual obligations. As at December 31, 2018, Vermilion’s maximum exposure to receivable credit risk was $357.2 million (December 31, 2017 - $186.3 million) which is the value of accounts receivable and derivative assets on the balance sheet.

Vermilion’s accounts receivable primarily relates to customers and joint operations partners in the petroleum and natural gas industry. These amounts are subject to normal industry payment terms and credit risks. Vermilion manages these risks by monitoring the creditworthiness of customers and joint operations partners and, where appropriate, obtaining assurances such as parental guarantees and letters of credit. Vermilion determines the lifetime expected credit losses recognized on accounts receivable using a provision matrix. In preparing the provision matrix, the Company takes into account historical credit loss experience based on the aging of accounts receivable, adjusted as necessary for current and future petroleum and natural gas prices to the extent that changes in pricing may negatively impact the Company's customers and joint operations partners. The lifetime expected credit losses on accounts receivable as at December 31, 2018 and 2017 is not material. As at the balance sheet date, approximately 0.7% (2017 - 0.7%) of the accounts receivable balance was outstanding for more than 90 days. Vermilion considers the balance of accounts receivable to be collectible.

Vermilion’s derivative assets primarily relates to the fair value of financial instruments used as part of the Company’s risk management program to mitigate the effects of changes in commodity prices on future cash flows. Vermilion manages this risk by monitoring the creditworthiness of counterparties, transacting primarily with counterparties that have investment grade third party credit ratings, and by limiting the concentration of financial exposure to individual counterparties. As a result, Vermilion has not obtained collateral or other security to support its financial derivatives.

Vermilion’s cash deposited in financial institutions and guaranteed investment certificates are also subject to counterparty credit risk. Vermilion mitigates this risk by transacting with financial institutions with high third party credit ratings.

Liquidity risk:
Liquidity risk is the risk that Vermilion will encounter difficulty in meeting obligations associated with its financial liabilities. Vermilion does not consider this to be a significant risk as its financial position and available committed borrowing facility provide significant financial flexibility and allow Vermilion to meet its obligations as they come due.

The following table summarizes Vermilion’s undiscounted non-derivative financial liabilities and their contractual maturities:

		1 month to	3 months to	1 year to
($M)	1 month	3 months	1 year	5 years
December 31, 2018	167,491	306,927	10,355	1,472,087
December 31, 2017	99,092	138,273	7,974	912,306